SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Company has completed an evaluation of all subsequent events through April 7, 2023, to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure. As of March 26, 2023, KORE entered into an agreement to acquire Twilio's IoT business unit for ten million shares of KORE common stock to be issued to Twilio. This acquisition expands KORE's existing Deploy, Manage, and Scale capabilities by adding Build services to our one-stop-shop and, importantly, bolsters KORE's global, independent IoT Connectivity leadership position. Completion of the acquisition transaction is subject to customary closing conditions and is expected to close in the late second quarter of 2023.